Description of the Plan - Additional Information (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution year age	50
EBP, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan participant contribution automatic deferral annual increase rate	1.00%
Employee benefit plan participant contribution automatic deferral rate maximum percentage	10.00%
EBP, change in net asset available for benefit, increase from employer contribution, cash and noncash	$ 1,152,253
EBP, note receivable from participant, account, minimum borrowing, amount	1,000
EBP, forfeited nonvested account	32,082	$ 11,105
EBP, forfeited nonvested account, decrease from employer contribution	$ 11,206
Safe Harbor Match First Tier [Member]
EBP, Description of Plan [Line Items]
EBP, participants elective deferral that exceed percentage	3.00%
Safe Harbor Match First Tier [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage	50.00%
EBP, participant's elective deferral that does not exceed percentage	6.00%
Safe Harbor Match First Tier [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage	100.00%
EBP, participant's elective deferral that does not exceed percentage	3.00%